Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt
Net carrying amount	$ 0	$ 9,628
2019 Mezzanine Term Loan
Long-Term Debt
Principal amount of debt	0	10,000
Unamortized debt discount	$ 0	$ (372)